Net Other Operating Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of components of net other operating (income) losses	Net other operating income includes the following:

Year ended Dec. 31	2021	2020	2019
Alberta Off-Coal Agreement	(40)	(40)	(40)
Supplier settlements	34	—	—
Onerous contract provisions	14	29	—
Insurance recoveries and other(1)	—	—	(9)
Net other operating expense (income)	8	(11)	(49)
(1) There were no insurance recoveries in 2021 or 2020. In 2019, the Company received $10 million in insurance recoveries related to insurance proceeds for tower fires at Wyoming and Summerview.